Note 14 - Company Earn-Out and Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Earn-Out and Warrant Liabilities [Text Block]

11. Earn-Out and Warrant Liabilities

Company Earn-Out Agreement

Certain holders of common stock and certain holders of options shall be issued additional shares of AvePoint's common stock, as follows:

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1,000,000 shares of AvePoint's common stock, in the aggregate, if at any time from July 1, 2021 through the seventh anniversary thereof (a) AvePoint's stock price is greater than or equal to $12.50 over any 20 Trading Days within any 30 trading day period or (b) the Company consummates a subsequent transaction, which results in the stockholders of the Company having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $12.50 per share;

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1,000,000 shares of AvePoint's common stock, in the aggregate, if at any time from July 1, 2021 through the seventh anniversary thereof (a) AvePoint's stock price is greater than or equal to $15.00 over any 20 Trading Days within any 30 trading day period or (b) the Company consummates a subsequent transaction, which results in the stockholders of the Company having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $15.00 per share;

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1,000,000 shares of AvePoint's common stock, in the aggregate, if at any time from July 1, 2021 through the seventh anniversary thereof (a) AvePoint's stock price is greater than or equal to $17.50 over any 20 Trading Days within any 30 trading day period or (b) the Company consummates a subsequent transaction, which results in the stockholders of the Company having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $17.50 per share.

The rights described above are hereafter referred to as the “Company Earn-Out Shares”. To the extent that any portion of the Company Earn-Out Shares that would otherwise be issued to a holder of options that remain unvested at the date of the milestones described above, then in lieu of issuing the applicable Company Earn-Out Shares, the Company shall instead issue an award of restricted stock units of the Company for a number of shares of AvePoint's common stock equal to such portion of the Company Earn-Out Shares issuable with respect to the unvested options (the “Company Earn-Out RSUs”). In evaluation of the Company Earn-Out Shares and Company Earn-Out RSUs, management determined that the Company Earn-Out Shares represent derivatives to be marked to market at each reporting period, while the Company Earn-Out RSUs represent equity under ASC 718, Compensation-Stock Compensation (“ASC 718”). Refer to “Note 13 — Stock-Based Compensation” for more information regarding the Company Earn-Out RSUs.

In order to capture the market conditions associated with the Company Earn-Out Shares, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the Sponsor Earn-Out Shares’ (as defined below) contractual life based on the appropriate probability distributions. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial. The Monte Carlo model requires highly subjective assumptions including the expected volatility of the price of our common stock, and the expected term of the earn-out shares. Significant increases or decreases to these inputs in isolation could result in a significantly higher or lower liability. Under this approach, the fair value of the Company Earn-Out Shares on July 1, 2021 was determined to be $29.6 million. The fair value was remeasured as of March 31, 2023 and December 31, 2022, and was determined to be $6.9 million and $6.6 million, respectively, and included in the earn-out shares liabilities in the condensed consolidated balance sheets. As a result, during the three months ended March 31, 2023, approximately $0.1 million was recognized and included as (loss) gain on earn-out and warrant liabilities in the condensed consolidated statements of operations. We estimated the earn-out shares fair value using a Monte Carlo model with the following significant unobservable assumptions:

March 31,
2023
Term (in years)	5.25
Volatility	55.00%

Private Warrants to Acquire Common Stock

On July 1, 2021, the Company granted 405,000 private placement warrants with a 5-year term and strike price of $11.50 per share. Management has determined that the private placements warrants are to be classified as liabilities to be marked to market at each reporting period.

The private placement warrants are held by only two parties and any transfer of the warrants to a party other than a current holder of the warrants would cause the warrants to be converted into public warrants. Consequently, the fair value of the private placement warrants is equivalent to the quoted price of the publicly traded warrants. Under this approach, the fair value of the private placement warrants on July 1, 2021, was determined to be $1.4 million. The fair value was remeasured as of March 31, 2023 and December 31, 2022, and was determined to be $0.2 million and $0.2 million, respectively, and included in the other non-current liabilities in the consolidated balance sheets. As a result, $0 million and $0.1 million was recognized during the three months ended March 31, 2023 and 2022, respectively, and included as (loss) gain on earn-out and warrant liabilities in the consolidated statements of operations.

14. Company Earn-Out and Warrant Liabilities

Company Earn-Out

As a result of the Business Combination, the holders of Legacy AvePoint Preferred Stock, Legacy AvePoint Common Stock and Legacy AvePoint Options shall be issued additional shares of AvePoint’s common stock, as follows:

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1,000,000 shares of AvePoint’s common stock, in the aggregate, if at any time from and after the Business Combination through the seventh anniversary thereof (a) AvePoint’s stock price is greater than or equal to $12.50 over any 20 Trading Days within any 30 trading day period or (b) the Company consummates a subsequent transaction, which results in the stockholders of the Company having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $12.50 per share;

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1,000,000 shares of AvePoint’s common stock, in the aggregate, if at any time from and after the Business Combination through the seventh anniversary thereof (a) AvePoint’s stock price is greater than or equal to $15.00 over any 20 Trading Days within any 30 trading day period or (b) the Company consummates a subsequent transaction, which results in the stockholders of the Company having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $15.00 per share;

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1,000,000 shares of AvePoint’s common stock, in the aggregate, if at any time from and after the Business Combination through the seventh anniversary thereof (a) AvePoint’s stock price is greater than or equal to $17.50 over any 20 Trading Days within any 30 trading day period or (b) the Company consummates a subsequent transaction, which results in the stockholders of the Company having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $17.50 per share.

The rights described above are hereafter referred to as the “Company Earn-Out Shares.” To the extent that any portion of the Company Earn-Out Shares that would otherwise be issued to a holder of options that remain unvested at the date of the milestones described above, then in lieu of issuing the applicable Company Earn-Out Shares, the Company shall instead issue an award of RSUs of the Company for a number of shares of AvePoint’s common stock equal to such portion of the Company Earn-Out Shares issuable with respect to the unvested options (the “Company Earn-Out RSUs”). In evaluation of the Company Earn-Out Shares and Company Earn-Out RSUs, management determined that the Company Earn-Out Shares represent derivatives to be marked to market at each reporting period, while the Company Earn-Out RSUs represent equity under ASC 718. Refer to “Note 16 — Stock-Based Compensation” for more information regarding the Company Earn-Out RSUs.

In order to capture the market conditions associated with the Company Earn-Out Shares, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the Sponsor Earn-Out Shares’ contractual life based on the appropriate probability distributions. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial. The Monte Carlo model requires highly subjective assumptions including the expected volatility of the price of our common stock, and the expected term of the earn-out shares. Significant increases or decreases to these inputs in isolation could result in a significantly higher or lower liability. Under this approach, the fair value of the Company Earn-Out Shares on July 1, 2021, was determined to be $29.6 million. The fair value was remeasured as of December 31, 2022 and 2021, and was determined to be $6.6 million and $10.0 million, respectively, and included in the earn-out shares’ liabilities in the consolidated balance sheets. As a result, approximately $4.3 million and $20.3 million was recognized during the years ended December 31, 2022 and 2021, respectively, and included as gain on earn-out and warrant liabilities in the consolidated statements of operations. We estimated the earn-out shares fair value using a Monte Carlo model with the following significant unobservable assumptions:

	December 31, 2022	December 31, 2021	July 1, 2021
Term (in years)	5.50	6.50	7.00
Volatility	55.00%	40.00%	40.00%

Warrants to Acquire Common Stock

On July 1, 2021, as part of the Business Combination, the Company effectively granted 405,000 private placement warrants with a 5-year term and strike price of $11.50 per share. Management has determined that the private placements warrants are to be classified as liabilities to be marked to market at each reporting period.

The private placement warrants are held by only two parties and any transfer of the warrants to a party other than a current holder of the warrants would cause the warrants to be converted into public warrants. Consequently, the fair value of the private placement warrants is equivalent to the quoted price of the publicly traded warrants. Under this approach, the fair value of the private placement warrants on July 1, 2021, was determined to be $1.4 million. The fair value was remeasured as of December 31, 2022 and 2021, and was determined to be $0.2 million and $0.5 million, respectively, and included in the other non-current liabilities in the consolidated balance sheets. As a result, $0.2 million and $0.9 million was recognized during the years ended December 31, 2022 and 2021, respectively, and included as gain on earn-out and warrant liabilities in the consolidated statements of operations.